Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule Of Segment Reporting Income Statement Information By Segment [Table Text Block]

		December 31
	2013	2012
Revenues
Canada	$769,077	$776,814
U.S. south	876,888	780,331
U.S. northeast	380,074	339,596
Corporate	-	-
	$2,026,039	$1,896,741

Revenues less operating and selling, general and administration expenses
Canada	$270,514	$278,461
U.S. south	235,996	217,077
U.S. northeast	76,263	71,526
Corporate	(61,159)	(55,827)
	$521,614	$511,237

Amortization
Canada	$109,020	$103,112
U.S. south	123,598	110,172
U.S. northeast	60,470	57,501
Corporate	3,403	3,333
	$296,491	$274,118

Net gain on sale of capital assets	$(7,793)	$(592)

Operating income	$232,916	$237,711

Schedule of Segment Reporting Information, by Segment [Table Text Block]
				December 31, 2013
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$383,473	$423,164	$98,710	$-	$905,347
Capital assets	$375,562	$444,140	$109,780	$7,770	$937,252
Landfill assets	$180,706	$417,119	$354,906	$-	$952,731
Total assets	$1,218,124	$1,476,464	$657,139	$40,843	$3,392,570

				December 31, 2012
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$409,296	$421,108	$98,710	$-	$929,114
Capital assets	$379,095	$421,374	$118,210	$8,839	$927,518
Landfill assets	$207,485	$404,403	$351,832	$-	$963,720
Total assets	$1,283,434	$1,461,817	$684,959	$45,351	$3,475,561